PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,035,818
Depreciation	125,797	$ 136,233
Balance, end of period	990,475	1,035,818
Carrying amount	1,035,818	1,035,818
Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	70,003
Balance, end of period	70,957	70,003
Carrying amount	70,003	70,003
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	355,358
Balance, end of period	369,064	355,358
Carrying amount	355,358	355,358
Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	468,127
Balance, end of period	444,927	468,127
Carrying amount	468,127	468,127
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	64,941
Balance, end of period	47,897	64,941
Carrying amount	64,941	64,941
Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	77,389
Balance, end of period	57,630	77,389
Carrying amount	77,389	77,389
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,875,404	1,789,810
Additions	110,732	92,202
Additions through business acquisitions		4,538
Transfers	0	0
Disposals	(62,118)	(11,146)
Balance, end of period	1,924,018	1,875,404
Carrying amount	1,875,404	1,789,810
Gross carrying amount | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	70,003	69,373
Additions	1,051	630
Additions through business acquisitions		0
Transfers	0	0
Disposals	(97)	0
Balance, end of period	70,957	70,003
Carrying amount	70,003	69,373
Gross carrying amount | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	512,398	504,186
Additions	9,650	7,515
Additions through business acquisitions		29
Transfers	33,932	2,601
Disposals	(5,095)	(1,933)
Balance, end of period	550,885	512,398
Carrying amount	512,398	504,186
Gross carrying amount | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,039,974	997,993
Additions	49,560	17,565
Additions through business acquisitions		4,153
Transfers	31,735	25,062
Disposals	(35,924)	(4,799)
Balance, end of period	1,085,345	1,039,974
Carrying amount	1,039,974	997,993
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	175,640	167,651
Additions	3,065	10,852
Additions through business acquisitions		356
Transfers	1,498	1,195
Disposals	(21,002)	(4,414)
Balance, end of period	159,201	175,640
Carrying amount	175,640	167,651
Gross carrying amount | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	77,389	50,607
Additions	47,406	55,640
Additions through business acquisitions		0
Transfers	(67,165)	(28,858)
Disposals	0	0
Balance, end of period	57,630	77,389
Carrying amount	77,389	50,607
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(839,586)	(712,927)
Depreciation	125,797	136,233
Disposals	31,840	9,574
Balance, end of period	(933,543)	(839,586)
Carrying amount	(839,586)	(712,927)
Accumulated depreciation | Land
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals	0	0
Balance, end of period	0	0
Carrying amount	0	0
Accumulated depreciation | Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(157,040)	(132,976)
Depreciation	24,781	24,719
Disposals	0	655
Balance, end of period	(181,821)	(157,040)
Carrying amount	(157,040)	(132,976)
Accumulated depreciation | Manufacturing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(571,847)	(483,742)
Depreciation	91,081	92,904
Disposals	22,510	4,799
Balance, end of period	(640,418)	(571,847)
Carrying amount	(571,847)	(483,742)
Accumulated depreciation | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(110,699)	(96,209)
Depreciation	9,935	18,610
Disposals	9,330	4,120
Balance, end of period	(111,304)	(110,699)
Carrying amount	(110,699)	(96,209)
Accumulated depreciation | Assets not yet utilized in operations
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	0	0
Depreciation	0	0
Disposals	0	0
Balance, end of period	0	0
Carrying amount	$ 0	$ 0